Reporting Entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reporting Entity [Abstract]
Net loss	$ (18,350,112)	$ (10,901,539)	$ (5,091,918)
Accumulated losses	$ (53,821,478)	$ (37,087,689)